Subsequent Events (Details Narrative) - $ / shares		1 Months Ended	12 Months Ended
	Dec. 08, 2021	Mar. 16, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends declared per common share	$ 0.22		$ 0.88	$ 0.76
Subsequent Event [Member]
Dividends declared per common share		$ 0.23